Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables (net of loss allowance)	£ 7,403.9	£ 6,600.5
Work in progress	352.4	254.0
VAT and sales taxes recoverable	448.1	350.3
Prepayments	236.6	215.3
Accrued income	3,468.3	3,435.7
Fair value of derivatives	5.1	2.5
Other debtors	585.3	504.0
Trade and other receivables	£ 12,499.7	£ 11,362.3